Significant related party transactions	12 Months Ended
Dec. 31, 2011
Significant related party transactions
23	Significant related party transactions

(a)	Identity of related parties

Related parties identified for the years ended December 31, 2009, 2010, and 2011 are summarised as follows:

	Relationship with the Company	Shareholding in Yucheng or shareholding being held by the Company
		for 2009	for 2010	for 2011

Mr. Weidong Hong	Shareholder and CEO	16.47%	16.47%	16.96%

Mr. Shuo Zeng	Shareholder and COO	5.19%	5.19%	5.34%

Sihitech (HK) Co., Ltd.	Controlled by
	Mr. Weidong Hong	N/A	N/A	N/A

Hainan Baodaotong	Investment under
Technologies Limited	cost method
(“Baodaotong”)		15%	0%	0%

Yucheng Sinowise	Investment under
Consultancy Services	equity method
Limited (“Sinowise”)		40%	40%	40%

Yuxin Data Technologies	Investment under
Co., Limited (“Yuxin Data”)	equity method	0%	49%	49%

Beijing Yuxinyicheng	Investment under
Internet Technologies Co., Limited	equity method
(“Yuxinyicheng Internet”)		0%	0%	30%

Yuxinbanke	Investment under equity method	0%	0%	40%

Note 1:	Before the Share Exchange Transaction was completed on November 24, 2006, Mr. Weidong Hong held 42% of Sihitech.
Note 2:	Before the Share Exchange Transaction was completed on November 24, 2006, Mr. Shuo Zeng held 43% of e-Channels.

(b)	Related party transactions

The significant related party transactions of the Company are summarised as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Advances to investments under equity method
-Sinowise	1,915,718	4,635,707	2,076,495	329,555
-Baodaotong	20,914,872	-	-	-
-Yuxin Data	-	853,428	1,366,756	216,914
-Yuxinyicheng Internet	-	-	5,793,952	919,544

Collection of advances to investments under equity method
-Sinowise	(625,391)	-	(54,203)	(8,602)
-Baodaotong	(20,597,593)	-	-	-
-Yuxin Data	-	(670,844)	(3,828)	(608)
-Yuxinyicheng Internet	-	-	(4,979,778)	(790,328)

Advances to shareholders	116,160	138,500	-	-

Collection of advances to shareholders	(116,160)	(138,500)	-	-

Collection from Sihitech (HK) Co., Ltd	(1,568,105)	-	-	-

Collection from Baodaotong	6,680,579	-	-	-

Sales to Baodaotong	6,770,864	-	-	-

Sales to Sinowise	-	-	1,054,327	167,330

Sales to Yuxin Data	-	-	1,365,894	216,778

Sales to Yuxinyicheng Internet	-	-	4,474,680	710,165

Purchase from Yuxin Data	-	(4,116,524)	(13,877)	(2,202)

Purchase from Yuxinyicheng Internet	-	-	(8,494,088)	(1,348,075)

The transactions do not have fixed terms payments. Balances relating to the above transactions are non-interest bearing and payable on demand. Other than this matter, the Board of Directors of the Company is of the opinion that the above transactions were in the normal course of business and on normal commercial terms.

(c)	Related party balances

The balances of related party receivables and payables at the year-end are summarized as follows:

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Due from investments under equity method	5,926,033	12,537,644	1,989,818
Due to an investment under equity method	(3,933,940)	(1,505,992)	(239,012)
	1,992,093	11,031,652	1,750,806